Accounts Receivable	12 Months Ended
Dec. 31, 2017
Trade And Other Current Receivables [Abstract]
Accounts Receivable
14.	ACCOUNTS RECEIVABLE

The Corporation’s accounts receivable balances at December 31, 2017 and December 31, 2016 consist of the following;

	As at December 31,
	2017	2016
	$000’s	$000’s
Balances held with processors	75,147	62,002
Balances due from live events	10,260	5,910
VAT receivable	6,684	6,292
Other receivables	8,318	7,353
Total accounts receivable balance	100,409	81,557